Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
Total	$ 0	$ 1,370,000	$ 1,370,000
New Mexico other
Total		170,000	170,000
Gleeson
Total		40,000	40,000
Delamar
Total		40,000	40,000
Arizona other
Total		20,000	20,000
Pinaya project
Total		280,000	280,000
White Hill
Total		90,000	90,000
Bristol
Total		30,000	30,000
Tintic
Total		90,000	90,000
Grasshopper
Total		20,000	20,000
Santa Cruz
Total		530,000	530,000
Unity
Total		10,000	10,000
Bitter Creek
Total		30,000	30,000
Lincoln
Total		$ 10,000	$ 10,000